Note 23 - Changes in Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Changes in Goodwill [Line Items]
Goodwill, balance, period start		€ 2,806	€ 2,739
Goodwill acquired during the year		0	5
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	(56)
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	(5)
Exchange rate changes/other		113	123
Goodwill, balance, period end		2,919	2,806
Gross amount of goodwill		11,834	11,467
Accumulated impairment losses		(8,915)	(8,662)
Investment Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		4,079	3,854
Accumulated impairment losses		(4,079)	(3,854)
Corporate Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	5
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	(5)
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		629	602
Accumulated impairment losses		(629)	(602)
Asset Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		2,806	2,739
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	(56)
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		113	123
Goodwill, balance, period end		2,919	2,806
Gross amount of goodwill		3,408	3,295
Accumulated impairment losses		(489)	(489)
Capital Release Unit [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		3,717	3,716
Accumulated impairment losses		€ (3,717)	€ (3,716)

[1]	Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.